Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Cost of revenues	$ 22,112	$ 20,462	$ 22,556
Sales and marketing	3,111	2,768	3,043
General and administrative	1,498	1,681	1,882
Foreign currency derivatives [Member]
Derivative [Line Items]
Cost of revenues		32
Sales and marketing	1	60
General and administrative		32
Total expenses	$ 1	$ 124